UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

Item 1.        Semi-Annual Reports to Shareholders

Annual Report

November 30, 2007

Reserve Liquid Performance

Money Market Fund

of The Reserve Fund

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Bruce Bent

Chairman and CEO

The Reserve

January 24, 2008

Dear Investor,

The current liquidity and mortgage crises have provoked everyone — institutions, corporations and individuals — to question just how safe their cash really is. And it's about time.

The management of a money market fund is counter-cultural to the vast majority of organizations that sponsor or manage virtually all the money funds because these organizations are not specialists in cash management. Rather they manage stock and bond funds, the focus of which is the highest rate of return, not safety of principal, liquidity and soundness of sleep.

When we created the world's first money fund in 1970, we clearly stipulated the tenets that define a money fund: sanctity of principal, immediate liquidity, a reasonable rate of return — all while living under the overarching rubric of boring investors into a sound sleep. Unfortunately, a number of firms that sponsor money funds, and a number of investors that selected them, have lost sight of the purpose of a money fund and the simple rules that guide them in their foolhardy quest for a few extra basis points. (A basis point is 1/100 of 1% or $10 on $100,000 invested for an entire year.) The cash entrusted to a money fund is your reserve resource that you expect to be there no matter what. This is why we call ourselves The Reserve. Be you an individual, institution or a Fortune 500 company, this is your working capital to pay the rent, to finance inventory and receivables, to put food on the table. This is definitely not money to take risks with, and that is exactly how it should be managed.

We have been "accused" by some of asserting these tenets as if they were dogma, to which The Reserve pleads: Guilty as charged. If one focused on the goal of effective cash management, the truths to accomplish it are self evident and unequivocal, and reaching for yield while risking principal, liquidity or peace of mind is not among them. Let us hope that this dance on the precipice will re-instill the objectivity that is crucial to cash management in both the money managers and the investors who have exhorted them to take a flyer. After all, how dangerous could it be? It's only cash management.

Cash is the very lifeblood of every individual and organization, yet despite the critical nature of cash, it is the least researched asset class, the results of which have created the current problems in the market place.

Thank you for your confidence in our Reserve. We never forget you have entrusted us with your reserve(s).

Bruce Bent
Chairman and CEO

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — November 30, 2007

Principal Amount	Asset Backed Commercial Paper — 15.3%	Value (Note 1)
$500,000	Belmont Funding LLC, 5.85%, 3/20/08	$491,063
500,000	Curzon Funding LLC, 5.16%, 1/16/08	496,703
500,000	Ebbets Funding LLC, 5.85%, 3/20/08	491,063
727,000	Erasmus Capital Corp, 5.13%, 1/31/08	720,681
500,000	Gotham Funding Corp, 4.75%, 3/25/08	492,413
500,000	Grampian Funding LLC, 4.90%, 2/1/08	495,781
500,000	Picaros Funding LLC, 5.20%, 1/16/08	496,678
500,000	Surrey Funding Corp, 5.27%, 1/11/08	496,998
500,000	Victory Receivables Corp, 5.08%, 1/18/08	496,613
Total Commercial Paper (Cost $4,677,993)		4,677,993
	Floating Rate Note — 3.9%
1,200,000	Federal Farm Credit Bank, 4.46%, 8/7/08 (Cost $1,198,612)	1,198,612
	Yankees — 3.3%
500,000	BNP Paribas NY Branch, 4.99%, 12/19/07	500,000
500,000	Barclay's Bank PLC, 5.25%, 1/07/08	500,000
Total Yankees (Cost $1,000,000)		1,000,000
	Repurchase Agreement — 77.4%
23,600,000	Bear Stearns & Co. Inc., 4.65% dated 11/30/07 due 12/3/07, repurchase proceeds at maturity $23,609,145 (collateralized by GNM2 at 5.00% to 6.50% due 5/20/36 to 9/20/37 valued at $24,309,652) (Cost $23,600,000)	23,600,000

Total Investments (Cost* $30,476,605)	99.9%	30,476,605
Comprehensive management fees payable	(0.0)	(8)
Other Assets less Liabilities	0.1	23,168
Nets Assets	100.0%	$30,499,765

See notes to financial statements.

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — November 30, 2007 (Continued)

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

25,293,895 shares Liquidity Class I1	$1.00
5,203,101 shares Class Treasurer's Trust	$1.00

GLOSSARY

GNM2  —  Government National Mortgage Association

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

1  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

See notes to financial statements.

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF OPERATIONS

	Period from June 1, 2007 to November 30, 2007**	For the Year Ended May 31, 2007
Interest Income (Note 1)	$769,289	$545,258
Expenses (Note 2)
Comprehensive management fees:
Liquidity Class I*	17,786	13,752
Class Treasurer's Trust	15,404	6,476
Interest expense	122	39
Total expenses before waiver	33,312	20,267
Less: expenses waived (Note 2)	(32,359)	(19,717)
Net Expenses	953	550
Net Investment Income	768,336	544,708
Net realized gain from investment transactions	2,769	—
Net Increase in Net Assets from Investment Operations	$771,105	$544,708

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Period from June 1, 2007 to November 30, 2007**	For the Year Ended May 31, 2007	Period from January 11, 2006*** to May 31, 2006
Increase in Net Assets from Investment Operations:
Net investment income	$768,336	$544,708	$9,593
Net realized gain from investment transactions	2,769	—	—
Total increase in net assets from investment operations	771,105	544,708	9,593
Dividends Paid to Shareholders from Net investment income (Note 1):
Liquidity Class I*	(631,838)	(487,419)	(9,593)
Class Treasurer's Trust	(136,498)	(57,289)	—
Total dividends to shareholders	(768,336)	(544,708)	(9,593)
From Capital Share Transactions (Note 4): (at net asset value of $1.00 per share):
Proceeds from sale of shares	77,819,443	136,343,496	1,000,020
Dividends reinvested	764,311	372,146	9,593
Cost of shares redeemed	(92,140,192)	(92,763,311)	(908,510)
	(13,556,438)	43,952,331	101,103
Net increase (decrease) in net assets	(13,553,669)	43,952,331	101,103
Net Assets:
Beginning of period	44,053,434	101,103	—
End of period	$30,499,765	$44,053,434	$101,103

*  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

**  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

***  Commencement of Fund's operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has six classes of shares: Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, and Class Treasurer's Trust.1 The Fund commenced operations on January 11, 2006, and as of November 30, 2007, the Fund had only Liquidity Class I and Class Treasurer's Trust shares outstanding.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments, (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments, the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. Under a repurchase agreement, the other party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will be at least equal to the repurchase price. The

1.  Prior to September 28, 2007, these shares class were named Class 15, Class 20, Class 25, Class 35, Class 45 and Class Treasurer's Trust, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

Fund will require the seller to provide additional collateral if the market value of the securities falls below the purchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales, and furnishes other services. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and other legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees of the Trustees who are not interested persons as defined in the Investment Company Act (the "Independent Trustees"), including fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	Class Treasurer's Trust
0.16%	0.21%	0.26%	0.36%	0.46%	0.61%

Prior to July 16, 2007, each of the above Classes of shares had a comprehensive management fee that was 0.01% lower.

For the period from June 1, 2007 to November 30, 2007, RMCI voluntarily waived $32,359 of its comprehensive management fee for the Fund. This waiver is voluntary and may be terminated at any time. Certain Trustees and Officers of the Fund are also officers of RMCI.

As of November 30, 2007, certain key officers of RMCI and other affiliates as a group owned 10.93% of the Reserve Liquid Performance Money Market Fund.

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2007, the Fund had three shareholders who owned approximately 73.69%, 15.37% and 10.33% respectively, of the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

For the period from June 1, 2007 to November 30, 2007, the composition of the Fund's net assets was as follows:

Par value	$30,500
Additional-Paid-in-Capital	30,466,496
Undistributed net realized gain from investment transactions	2,769
Net Assets	$30,499,765

The tax basis of the Fund's assets is the same as the basis for financial reporting at November 30, 2007.

The income dividends were classified as ordinary income for federal income tax purposes as shown below:

	Period from June 1, 2007 to November 30, 2007	For Year Ended May 31, 2007
Reserve Liquid Performance Money Market Fund	$768,336	$544,708

(4)  Capital Share Transactions:

For the period from June 1, 2007 to November 30, 2007, and the year ended May 31, 2007, and period ended May 31, 2006, the capital share transactions of each Class of the Fund was as follows (at $1 per share):

	For the Period from June 1, 2007 to November 30, 2007
	Liquidity Class I(a)	Class Treasurer's Trust
Sold	77,819,443	—
Reinvested	628,500	135,811
Redeemed	(92,140,192)	—
Net increase (decrease)	(13,692,249)	135,811

For the year ended May 31, 2007, the capital share transactions of each Class of the Fund was as follows (at $1 per share):

	Year Ended May 31, 2007	Period from December 7, 2006* to May 31, 2007
	Liquidity Class I(a)	Class Treasurer's Trust
Sold	131,333,496	5,010,000
Reinvested	314,902	57,244
Redeemed	(92,763,265)	(46)
Net increase	38,885,133	5,067,198

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

For the period ended May 31, 2006, the capital share transactions of Liquidity Class I of the Fund were as follows (at $1 per share):

Period from January 11, 2006* to May 31, 2006
Liquidity Class I(a)
Sold	1,000,020
Reinvested	9,593
Redeemed	(908,510)
Net increase (decrease)	101,103

*  Commencement of Class operations.

(a)  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Presented below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

	Liquidity Class I(1)
	For the period June 1, 2007 to November 30, 2007		Year Ended May 31, 2007	Period from January 11, 2006* to May 31, 2006
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000
Net investment income	0.0266		0.0525	0.0180
Dividends from net investment income	(0.0266)		(0.0525)	(0.0180)
Net asset value at end of year	$1.0000		$1.0000	$1.0000
Total Return	2.66	%(b)	5.39%	1.82	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$25.3		$39.0	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15	%(a)	0.15%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.00	%(a)	0.01%	0.00	%(a)
Ratio of net investment income to average net assets	5.27	%(a)	5.32%	4.57	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Treasurer's Trust
	For the period June 1, 2007 to November 30, 2007		Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of year	$1.0000		$1.0000
Net investment income	0.0266		0.0256
Dividends from net investment income	(0.0266)		(0.0256)
Net asset value at end of year	$1.0000		$1.0000
Total Return	2.66	%(b)	2.59	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$5.2		$5.1
Ratio of expenses to average net assets, before fee waivers	0.60	%(a)	0.60	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.01	%(a)	0.01	%(a)
Ratio of net investment income to average net assets	5.27	%(a)	5.34	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  Not Annualized.

(1)  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

(7)  Recent Accounting Pronouncements

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of November 30, 2007, no provision for income tax would be required in the fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Subsequent Event

Liquidity Assets Limited, a company organized under the laws of the Cayman Islands (the "Investor"), made a $5 billion investment in the Fund on December 13, 2007, which resulted in the Investor owning 99% of the Fund as of such date. The Investor is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. So long as its ownership interest in the Fund remains at more than 50%, the Investor would be able to control the outcome of any matter submitted to shareholders of the Fund on which shareholders vote separately from other investment series of The Reserve Fund. The Investor also would be able to call a special meeting of Fund shareholders and cause a change to the Fund's investment objective or fundamental investment restrictions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Reserve Liquid Performance Money Market Fund

We have audited the accompanying statement of net assets of Reserve Liquid Performance Money Market Fund (one of the funds comprising The Reserve Fund) (the "Fund"), as of November 30, 2007, and the related statement of operations, statement of changes in net assets and financial highlights for the period from June 1, 2007 to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended May 31, 2007, the statements of changes in net assets for the period from January 11, 2006 to May 31, 2006 and the year ended May 31, 2007, and the financial highlights for each of the periods ended May 31, 2006 and May 31, 2007 were audited by other auditors whose report, dated July 27, 2007, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, for the period from June 1, 2007 to November 30, 2007, referred to above present fairly, in all material respects, the financial position of Reserve Liquid Performance Money Market Fund at November 30, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for the period from June 1, 2007 to November 30, 2007, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 29, 2008

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 21 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT+* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund ("RF") in 1970; officer thereof since 1970

WILLIAM E. VIKLUND* Age: 67 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996. Trustee of other Reserve funds.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987. Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1976 to 2002; Director of Compliance for Donaldson, Lufkin and Jenrette from 1976 to 1982; Member of Pershing Executive Committee from 1986 to present); Co-chair of Pershing Credit Policy Committee from 1986 to 2002; Trustee of other Reserve funds

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
WILLIAM J. MONTGORIS Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 1999; Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004. Trustee of other Reserve funds.

FRANK J. STALZER Age: 50 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Vice President, Sales and Marketing, RAD Electronics Since 2006. Vice President and GM for Arrow/Zeus from 2004 to 2005. Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000; Regional Director – East of Richey Electronics from 1996 to 1999; Trustee of other Reserve funds

RONALD J. ARTINIAN Age: 59 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to Present; Trustee of other Reserve Funds. Director of First Real Estate Investment Trust of New Jersey since 1992.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance – County of Nassau, NY; Trustee of other Reserve funds

STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II+ Age: 41 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000. Co-Chief Executive Officer and Senior Vice President since 2005	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of RESRV since 2000; Vice President of RMC, RMCI and RESRV from 1992 to 2000; Former Trustee of Trusts in the Reserve fund complex.

ARTHUR T. BENT III+ Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000. Co-Chief Executive Officer since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; Treasurer, Assistant Secretary and Director of RESRV since 2000; Vice President RMC, RMCI and RESRV from 1997 to 2000.

PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006	Chief Financial Officer of the Adviser and its affiliates since 2006. Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age: 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007	General Counsel, RMCI since September 2007-Present; Senior Vice President, Secretary-RMC since September 2007-Present; Senior Vice President, Associate General Counsel – J.P. Morgan Chase, October 1986-April 2004

*  Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

+  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available for shareholders without charge, upon request by calling 800-637-1700.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Fund were ordinary income dividends.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2007 and held for the entire period ending November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period*
Liquid Performance Fund Liquidity Class I
Actual	$1,000.00	$1,026.60	$0.00
Hypothetical	$1,000.00	$1,023.00	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Liquid Performance Fund Class Treasurer's Trust
Actual	$1,000.00	$1,026.60	$0.05
Hypothetical	$1,000.00	$1,024.95	$0.05
* Expenses are equal to the Fund's annualized expense ratio of 0.01%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Liquidity Assets Limited, a company organized under the laws of the Cayman Islands (the "Investor"), owned of record and beneficially 99% of Reserve Liquid Performance Money Market Fund (the "Fund") as of December 18, 2007. The Investor is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. So long as its ownership interest in the Fund remains at more than 50%, the Investor would be able to control the outcome of any matter submitted to shareholders of the Fund on which shareholders vote separately from other investment series of The Reserve Fund.

KPMG LLP was previously the independent registered public accounting firm for Reserve Liquid Performance Money Market Fund (the "Fund"). On December 6, 2007, the Audit Committee of the Board of Trustees approved a change in the independent registered public accounting firm to Ernst & Young LLP.

During the fiscal year ended May 31, 2007 and the period from January 11, 2006 (commencement of operations) through May 31, 2006, and the six-month interim period ended November 30, 2007, there were no: (1) disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events.

The audit reports of KPMG LLP on the financial statements of the Fund as of and for the fiscal periods ended May 31, 2007 and 2006 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The Audit Committee has selected Ernst & Young LLP ("Ernst & Young"), located at 5 Times Square, New York, New York, to serve as the independent registered public accounting firm for the Fund. Ernst & Young has audited the Fund's financial statements for the fiscal year ended November 30, 2007.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on June 26, 2007 in approving the continuation of the Fund's "Comprehensive Fee" Investment Management Agreement with RMCI. At the June 26, 2007 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the Agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the continuation of the Investment Management Agreement. The Board did not identify any particular information that was most relevant to its determination to approve the continuation of the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the experience of the personnel of RMCI with regard to investing in the type of short-term securities in which the Fund and other Reserve money market funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under the Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under the Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of money market funds with similar investment objectives and policies; and (ii) the expense ratios of money funds which are believed to be competitors of the Funds ("peer funds"). The Board noted that the expense ratio of the institutional class of shares of Fund was comparable to or lower than the average expense ratio of peer funds. Based upon their review, the Trustees concluded that the fee payable under the Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Fund relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Fund generally invest in a more conservative and risk averse manner than their peers. For example, the Fund typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee, which would tend to limit increases in the Fund's expense ratio even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Conclusion

Based on, but not limited to, the above considerations, the Board determined that the Agreement with respect to the Fund is fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the continuation of the Agreement.

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1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RLP/ANNUAL 11/07

Item 2.                       Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.                       Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.                       Principal Accountant Fees and Services.

(a) Audit Fees.

The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending May 31, 2006:

2006
$135,000

The Primary Fund, U. S. Government Fund and U. S. Treasury Fund, each a series of the registrant, paid the following amounts to KMPG, LLP, the funds’ principal accountant, for the audit of the funds’ annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending May 31, 2007:

2007
$96,300

The Liquid Performance Money-Market Fund, a series of the registrant, paid the following amounts to Ernst & Young, LLP, the fund’s principal accountant, for the audit of the fund’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending November 30, 2007:

2007
$45,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for the fiscal year ending May 31, 2006:

2006
$13,000

The Primary Fund, U. S. Government Fund and U. S. Treasury Fund, each a series of the registrant, paid the following amounts to KMPG, LLP, the funds’ principal accountant, for tax compliance, tax advice and tax planning for the fiscal year ending May 31, 2007:

2007
$6,420

The Liquid Performance Money-Market Fund, a series of the registrant, paid the following amounts to KPMG, LLP, the fund’s former principal accountant and Ernst & Young, LLP, the fund’s current principal accountant, for tax advice and tax planning for the fiscal year ending November 30, 2007:

2007
$5,750

(d)  None.

(e) Before the registrant’s principal accountants, are engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2007	2006
$0	$0

(h)  Not applicable.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11. Controls and Procedures.

(a)                                               Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)                                              There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                              Code of ethics.

(a) (2)                              Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                              Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of

1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	February 8, 2008